Unaudited interim condensed consolidated balance sheets - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Cash and cash equivalents	SFr 1,205.6	SFr 1,019.9
Trade receivables	374.0	305.4
Inventories	472.9	419.8
Other current financial assets	78.1	59.2
Other current operating assets	162.4	158.2
Current assets	2,293.0	1,962.4
Property, plant and equipment	175.5	148.8
Right-of-use assets	530.7	494.1
Intangible assets	55.8	54.2
Deferred tax assets	187.8	175.9
Non-current assets	949.9	873.0
Assets	3,242.9	2,835.4
Trade payables	211.0	154.8
Current lease liabilities	87.9	81.2
Other current financial liabilities	46.3	56.7
Other current operating liabilities	371.3	355.4
Current provisions	12.0	13.0
Income tax liabilities	81.4	63.2
Current liabilities	810.0	724.4
Employee benefit obligations	8.1	5.5
Non-current provisions	27.6	20.7
Non-current lease liabilities	474.6	440.3
Other non-current financial liabilities	5.6	2.8
Deferred tax liabilities	5.5	9.3
Non-current liabilities	521.5	478.6
Share capital	34.1	34.1
Treasury shares	(26.4)	(26.7)
Capital reserves	1,324.7	1,289.0
Other reserves	(12.0)	(46.6)
Retained earnings	590.9	382.6
Equity	1,911.4	1,632.4
Equity and liabilities	SFr 3,242.9	SFr 2,835.4